Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income for the year	$ 66,305	$ 17,858
Items not involving cash
Depletion and depreciation	42,522	33,024
Accretion of provisions	684	665
Income taxes	38,646	29,252
Share based payments (recovery) expense, net of cash settlements	(36)	8,430
Share of loss of equity-accounted investee (note 7)	192
Impairment reversal of mineral properties, plant and equipment (note 14)	(31,119)
Impairment charges	2,637	1,423
Unrealized foreign exchange loss	910
Unrealized loss (gain) on financial assets carried at fair value	3,386	(1,053)
Other	14	(86)
Total adjustments to reconcile profit (loss)	124,141	89,513
Accounts and other receivables	(11,782)	(18,521)
Prepaid expenses	(899)	(630)
Inventories	(4,744)	(2,922)
Trade and other payables	542	4,861
Rehabilitation payments	(793)	(349)
Cash provided by operating activities	106,465	71,952
Income taxes paid	(36,190)	(17,513)
Interest paid	(1,796)	(2,028)
Interest income	1,723	289
Net cash provided by operating activities	70,202	52,700
INVESTING ACTIVITIES
Purchase of Lindero Project, net of cash received (note 13(b))		(4,876)
Purchase of short term investments	(150,759)	(46,914)
Redemption of short term investments	160,636	41,845
Investment in marketable securities (notes 6 and 7)	(2,153)	(1,165)
Purchase of mineral properties, plant and equipment	(47,060)	(40,229)
Proceeds from sale of assets	47	10
Cash used in investing activities	(39,289)	(51,329)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	76,686	10,025
Share issuance costs	(5,018)
Repayments of finance lease obligations	(2,128)	(1,219)
Cash provided by financing activities	69,540	8,806
Effect of exchange rate changes on cash and cash equivalents	137	89
Increase in cash and cash equivalents during the year	100,590	10,266
Cash and cash equivalents, beginning of the year	82,484	72,218
Cash and cash equivalents, end of the year	183,074	82,484
Cash and cash equivalents consists of:
Cash and cash equivalents, end of the year	$ 82,484	$ 72,218